RELATED PARTY BALANCES AND TRANSACTIONS - Additional information (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 04, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 10, 2020	Apr. 30, 2019
Related Party Transaction [Line Items]
Loan waived						$ 76,007
Proceeds of advances from related parties		$ 115,035	$ 159,938	$ 35,577
Repayment of advances from related party		116,821	143,447	$ 75,223
Amounts due to related parties		$ 4,214	78,108
Payments	$ 1,600
Capital shares reserved for future issuance		4,200,000
Subsequent Event [Member]
Related Party Transaction [Line Items]
Number of ordinary shares to be issued					4,213,629
Waiver agreement
Related Party Transaction [Line Items]
Contribution with in two weeks after the closing of business combination						1,600
Liabilities to be paid by cash						4,000
Liabilities to be paid by non-cash						2,600
Restructuring debt prior to reverse recapitalization						$ 2,600
East West Bank
Related Party Transaction [Line Items]
Short term debt		$ 2,000
Renren And Its Subsidiaries [Member]
Related Party Transaction [Line Items]
Proceeds of advances from related parties		113,400
Repayment of advances from related party		116,800
Amounts due to related parties		0	$ 78,108
Repayments of Other Short-term Debt		1,100
Renren And Its Subsidiaries [Member] | East West Bank (China)
Related Party Transaction [Line Items]
Short term debt		$ 7,182